Financial Costs - Summarizes the Companys finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance Costs [Abstract]
Interest on convertible notes	$ 20,496	$ 1,301
Interest on credit facilities	335	11,081
Other	490	1,891
Finance costs	$ 21,321	$ 14,273